Management's Use of Accounting Judgments, Estimates and Assumptions - Additional Information (Detail) ₱ in Millions				1 Months Ended	12 Months Ended
	Jul. 29, 2022 PHP (₱)	Aug. 24, 2016	May 30, 2016	Aug. 31, 2022 PHP (₱)	Dec. 31, 2023 PHP (₱) Seat Director	Dec. 31, 2022 PHP (₱)	Dec. 31, 2021 PHP (₱)
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Period due after which default occurs of trade receivables and all other financial assets subject to impairment					90 days
Period due after which default occurs of trade receivables from Corporate subscribers					120 days
Period due after which there is significant increase in credit risk in asset					30 days
Period before which there is low credit risk in financial asset					30 days
Comprehensive income from continuing operations					₱ 6,898	₱ 5,661	₱ 5,330
Comprehensive income from discontinued operations					19	55	58
Lease liabilities					₱ 47,546	42,435	21,686
Number of retained board seats. | Seat					4
Equity interest acquired		87.12%	50.00%
Total consideration	₱ 100			₱ 136
Net taxable income					₱ 9,109	3,377	8,538
Provision for current tax expense income					7,964	6,949	5,130
Deferred income tax assets and liabilities					(18,007)	(17,432)	(13,216)
Provision (benefit) from deferred income taxes					1,648	(4,175)	2,348
Depreciation and amortization from continuing operations					(51,543)	(92,970)	(46,742)
Depreciation and amortization from discontinued operations					(2)	(28)	(39)
Carrying values of property and equipment, net of accumulated depreciation and amortization					287,103	292,745	302,736
Amortization of intangible assets (Notes 5 and 14)					221	228	2,822
Total carrying values of intangible assets					1,394	1,608
Consolidated unrecognized deferred income tax assets					817	748
Deferred income tax assets – net (Note 7)					18,172	17,636	13,385
Provision for expected credit losses for trade and other receivables continuing operations					4,119	5,126	3,694
Provision for expected credit losses for trade and other receivables discontinued operations					4	30	43
Impairment losses for contract assets					224	227	253
Trade and other receivables, net of allowance for expected credit losses					26,086	26,255
Contract assets, net of allowance for expected credit losses					1,918	2,233
Net pension benefit costs					1,426	1,743	2,213
Pension and other employee benefits (Note 25)					5,661	1,745
Total provision for asset retirement obligations					1,164	1,514	2,121
Total fair values of noncurrent financial assets					3,571	3,851
Total fair values of noncurrent financial liabilities					233,845	203,459
Transformation Incentive Plan [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets					839	1,272	1,186
Accrued incentive payable					2,182	1,294
Benefit Costs [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Prepaid benefit costs					917	1,598
Accrued Benefit Costs [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Pension and other employee benefits (Note 25)					3,541	482
Defined Benefit Pension Plans [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Net pension benefit costs continuing operations					1,426	1,743	2,213
Net pension benefit costs discontinued operations					0	6	₱ 0
Intangible Assets with Finite Life [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Carrying values of property and equipment, net of accumulated depreciation and amortization					₱ 1,174	₱ 1,388
Brightshare Holdings, Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired			50.00%
Percentage of right on net assets			50.00%
PLDT Communications and Energy Ventures, Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Percentage of ownership					47.60%	47.60%
Number of directors | Director					9
Number of board seats | Seat					9
Bottom of range [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Percentage of NCI for partly-owned subsidiaries of parent					5.00%	5.00%
Top of range [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Non-cancellable lease period					30 years